Debt - Short-term Debt (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Amount Outstanding	$ 472,003,000	$ 208,107,666	$ 66,089,477
Mortgage funding arrangements
Short-term Debt [Line Items]
Amount Outstanding	272,610,000	102,675,252	57,893,665
Weighted Average Interest Rate	2.65%	3.35%	4.03%
Warehouse lines of credit
Short-term Debt [Line Items]
Amount Outstanding	194,709,000	100,301,201
Weighted Average Interest Rate	2.33%	2.59%
Operating lines of credit
Short-term Debt [Line Items]
Amount Outstanding	$ 4,684,000	$ 5,131,213	$ 8,195,812
Weighted Average Interest Rate	4.04%	4.17%	4.24%